Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.001 par value
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 867,249,293
Carry Forward Form Type	N-2
Carry Forward File Number	333-266378
Carry Forward Initial Effective Date	Sep. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 955,708
Offering Note

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $867,249,293 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale under a registration statement initially filed with the Securities and Exchange Commission on July 28, 2022 on Form N-2 (File No. 333-266378) and became effective on September 29, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the aggregate of $955,708 relating to the Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.